Loans - Industry classification (Details) - AUD ($) $ in Millions		Sep. 30, 2019		Sep. 30, 2018		Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Financial assets
Loans		$ 714,770	[1]	$ 709,690	[1]	$ 684,919	$ 661,926	$ 623,316
Gross amount
Financial assets
Loans		718,378		712,504		687,785	665,256	626,344
Provisions for impairment charges
Financial assets
Loans				2,814		2,866	3,330	3,028
Provision for ECL on loans
Financial assets
Loans		3,608
Provision for ECL | Provision for ECL on loans
Financial assets
Loans		3,608
Australia | Gross amount
Financial assets
Loans		622,808		622,085		601,646	579,244	545,655
Australia | Accommodation, cafes and restaurants | Gross amount
Financial assets
Loans		8,039		8,297		8,177	7,536	7,490
Australia | Agriculture, forestry and fishing | Gross amount
Financial assets
Loans		9,210		8,642		8,182	7,953	7,667
Australia | Construction | Gross amount
Financial assets
Loans		7,186		6,751		6,043	5,797	5,596
Australia | Finance and insurance | Gross amount
Financial assets
Loans		14,069		14,059		12,923	14,298	13,175
Australia | Government, administration and defence | Gross amount
Financial assets
Loans		753		628		554	675	796
Australia | Manufacturing | Gross amount
Financial assets
Loans		9,337		9,298		9,054	9,140	9,342
Australia | Mining | Gross amount
Financial assets
Loans		2,869		3,311		3,025	3,641	4,415
Australia | Property | Gross amount
Financial assets
Loans		44,769		45,471		43,220	44,785	44,667
Australia | Property services and business services | Gross amount
Financial assets
Loans		14,035		13,477		12,050	11,674	10,703
Australia | Services | Gross amount
Financial assets
Loans		12,099		12,158		12,950	12,362	10,798
Australia | Trade | Gross amount
Financial assets
Loans		16,144		16,501		16,063	16,044	15,484
Australia | Transport and storage | Gross amount
Financial assets
Loans		8,268		8,853		8,624	9,015	9,940
Australia | Utilities | Gross amount
Financial assets
Loans		4,077		4,350		5,237	4,025	3,554
Australia | Retail lending | Gross amount
Financial assets
Loans		466,550		463,609		451,315	429,522	400,441
Australia | Other | Gross amount
Financial assets
Loans		5,403		6,680		4,229	2,777	1,587
New Zealand | Gross amount
Financial assets
Loans		78,725		74,342		71,806	72,495	63,729
New Zealand | Accommodation, cafes and restaurants | Gross amount
Financial assets
Loans		355		323		290	256	182
New Zealand | Agriculture, forestry and fishing | Gross amount
Financial assets
Loans		8,553		8,138		7,772	7,788	6,860
New Zealand | Construction | Gross amount
Financial assets
Loans		493		502		447	396	359
New Zealand | Finance and insurance | Gross amount
Financial assets
Loans		3,009		2,903		2,478	2,682	1,725
New Zealand | Government, administration and defence | Gross amount
Financial assets
Loans		85		114		137	163	292
New Zealand | Manufacturing | Gross amount
Financial assets
Loans		1,913		2,199		2,090	2,324	2,110
New Zealand | Mining | Gross amount
Financial assets
Loans		278		206		141	280	407
New Zealand | Property | Gross amount
Financial assets
Loans		6,412		5,997		5,858	5,925	5,301
New Zealand | Property services and business services | Gross amount
Financial assets
Loans		1,182		1,073		1,113	1,084	925
New Zealand | Services | Gross amount
Financial assets
Loans		1,973		1,733		1,810	1,396	1,173
New Zealand | Trade | Gross amount
Financial assets
Loans		2,344		2,509		2,163	2,333	2,003
New Zealand | Transport and storage | Gross amount
Financial assets
Loans		1,131		1,029		1,080	1,257	1,094
New Zealand | Utilities | Gross amount
Financial assets
Loans		1,429		1,003		1,237	1,600	1,021
New Zealand | Retail lending | Gross amount
Financial assets
Loans		49,473		46,613		45,190	45,011	40,277
New Zealand | Other | Gross amount
Financial assets
Loans		95
Other overseas | Gross amount
Financial assets
Loans		16,845		16,077		14,333	13,517	16,960
Other overseas | Accommodation, cafes and restaurants | Gross amount
Financial assets
Loans		109		112		97	118	111
Other overseas | Agriculture, forestry and fishing | Gross amount
Financial assets
Loans		150		19		5	12	568
Other overseas | Construction | Gross amount
Financial assets
Loans		55		71		55	147	247
Other overseas | Finance and insurance | Gross amount
Financial assets
Loans		4,628		4,774		4,289	2,767	4,297
Other overseas | Government, administration and defence | Gross amount
Financial assets
Loans		2		25		4	4	130
Other overseas | Manufacturing | Gross amount
Financial assets
Loans		3,784		3,257		2,982	2,619	3,848
Other overseas | Mining | Gross amount
Financial assets
Loans		468		322		349	535	778
Other overseas | Property | Gross amount
Financial assets
Loans		492		467		491	479	409
Other overseas | Property services and business services | Gross amount
Financial assets
Loans		1,610		1,684		540	526	403
Other overseas | Services | Gross amount
Financial assets
Loans		243		205		205	99	182
Other overseas | Trade | Gross amount
Financial assets
Loans		2,293		2,312		2,680	3,463	2,898
Other overseas | Transport and storage | Gross amount
Financial assets
Loans		997		1,232		1,389	1,186	1,099
Other overseas | Utilities | Gross amount
Financial assets
Loans		1,086		736		514	442	722
Other overseas | Retail lending | Gross amount
Financial assets
Loans		863		683		657	$ 1,120	1,191
Other overseas | Other | Gross amount
Financial assets
Loans		65		178		$ 76		$ 77
Parent Entity
Financial assets
Loans	[1]	631,936		630,168
Parent Entity | Gross amount
Financial assets
Loans		635,039		632,575
Parent Entity | Provisions for impairment charges
Financial assets
Loans				2,407
Parent Entity | Provision for ECL on loans
Financial assets
Loans		3,103
Parent Entity | Provision for ECL | Provision for ECL on loans
Financial assets
Loans		3,103
Parent Entity | Australia | Gross amount
Financial assets
Loans		618,890		617,318
Parent Entity | Australia | Accommodation, cafes and restaurants | Gross amount
Financial assets
Loans		7,967		8,228
Parent Entity | Australia | Agriculture, forestry and fishing | Gross amount
Financial assets
Loans		9,151		8,584
Parent Entity | Australia | Construction | Gross amount
Financial assets
Loans		6,810		6,247
Parent Entity | Australia | Finance and insurance | Gross amount
Financial assets
Loans		14,005		14,006
Parent Entity | Australia | Government, administration and defence | Gross amount
Financial assets
Loans		746		620
Parent Entity | Australia | Manufacturing | Gross amount
Financial assets
Loans		9,155		9,072
Parent Entity | Australia | Mining | Gross amount
Financial assets
Loans		2,849		3,279
Parent Entity | Australia | Property | Gross amount
Financial assets
Loans		44,707		45,471
Parent Entity | Australia | Property services and business services | Gross amount
Financial assets
Loans		13,192		12,433
Parent Entity | Australia | Services | Gross amount
Financial assets
Loans		11,853		11,891
Parent Entity | Australia | Trade | Gross amount
Financial assets
Loans		15,961		16,291
Parent Entity | Australia | Transport and storage | Gross amount
Financial assets
Loans		7,961		8,456
Parent Entity | Australia | Utilities | Gross amount
Financial assets
Loans		4,053		4,324
Parent Entity | Australia | Retail lending | Gross amount
Financial assets
Loans		465,535		462,568
Parent Entity | Australia | Other | Gross amount
Financial assets
Loans		4,945		5,848
Parent Entity | New Zealand | Gross amount
Financial assets
Loans		411		376
Parent Entity | New Zealand | Agriculture, forestry and fishing | Gross amount
Financial assets
Loans		5		2
Parent Entity | New Zealand | Construction | Gross amount
Financial assets
Loans		8		5
Parent Entity | New Zealand | Manufacturing | Gross amount
Financial assets
Loans		94		98
Parent Entity | New Zealand | Property services and business services | Gross amount
Financial assets
Loans		7		8
Parent Entity | New Zealand | Trade | Gross amount
Financial assets
Loans		297		263
Parent Entity | Other overseas | Gross amount
Financial assets
Loans		15,738		14,881
Parent Entity | Other overseas | Accommodation, cafes and restaurants | Gross amount
Financial assets
Loans		67		70
Parent Entity | Other overseas | Agriculture, forestry and fishing | Gross amount
Financial assets
Loans		130		4
Parent Entity | Other overseas | Construction | Gross amount
Financial assets
Loans		47		59
Parent Entity | Other overseas | Finance and insurance | Gross amount
Financial assets
Loans		4,624		4,769
Parent Entity | Other overseas | Government, administration and defence | Gross amount
Financial assets
Loans		2		24
Parent Entity | Other overseas | Manufacturing | Gross amount
Financial assets
Loans		3,780		3,253
Parent Entity | Other overseas | Mining | Gross amount
Financial assets
Loans		465		323
Parent Entity | Other overseas | Property | Gross amount
Financial assets
Loans		226		234
Parent Entity | Other overseas | Property services and business services | Gross amount
Financial assets
Loans		1,528		1,595
Parent Entity | Other overseas | Services | Gross amount
Financial assets
Loans		216		187
Parent Entity | Other overseas | Trade | Gross amount
Financial assets
Loans		2,115		2,126
Parent Entity | Other overseas | Transport and storage | Gross amount
Financial assets
Loans		886		1,127
Parent Entity | Other overseas | Utilities | Gross amount
Financial assets
Loans		1,036		734
Parent Entity | Other overseas | Retail lending | Gross amount
Financial assets
Loans		587		277
Parent Entity | Other overseas | Other | Gross amount
Financial assets
Loans		$ 29		$ 99

[1]	The Group has adopted AASB 9 and AASB 15 from 1 October 2018. Comparatives have not been restated. In addition, the Group has made a number of presentational changes to the Balance Sheet and Income Statement. Comparatives have been restated. Refer to Note 1 for further detail.